Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018		Mar. 31, 2017
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 35,346,061		¥ 35,295,934
Available-for-sale securities, Gross unrealized gains	4,275,052		3,859,750
Available-for-sale securities, Gross unrealized losses	116,415		65,585
Available-for-sale securities, Fair value	39,504,698		39,090,099
Held-to-maturity securities, Amortized cost	3,582,941		3,587,321
Held-to-maturity securities, Gross unrealized gains	54,800		62,579
Held-to-maturity securities, Gross unrealized losses	17,069		12,149
Held-to-maturity securities, Fair value	3,620,672		3,637,751
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	24,272,345		25,435,570
Available-for-sale securities, Gross unrealized gains	299,402		396,057
Available-for-sale securities, Gross unrealized losses	3,843		5,339
Available-for-sale securities, Fair value	24,567,904		25,826,288
Held-to-maturity securities, Amortized cost	1,100,807		1,100,955
Held-to-maturity securities, Gross unrealized gains	40,212		43,115
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	1,141,019		1,144,070
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,532,143		1,010,336
Available-for-sale securities, Gross unrealized gains	7,808		9,598
Available-for-sale securities, Gross unrealized losses	2,520		4,445
Available-for-sale securities, Fair value	1,537,431		1,015,489
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,207,662		2,162,897
Available-for-sale securities, Gross unrealized gains	8,938		14,006
Available-for-sale securities, Gross unrealized losses	44,908		26,974
Available-for-sale securities, Fair value	2,171,692		2,149,929
Held-to-maturity securities, Amortized cost	59,330		61,135
Held-to-maturity securities, Gross unrealized gains	383		1,113
Held-to-maturity securities, Gross unrealized losses	103
Held-to-maturity securities, Fair value	59,610		62,248
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,104,799		1,121,967
Available-for-sale securities, Gross unrealized gains	15,589		20,854
Available-for-sale securities, Gross unrealized losses	1,028		1,089
Available-for-sale securities, Fair value	1,119,360		1,141,732
Held-to-maturity securities, Amortized cost			100
Held-to-maturity securities, Gross unrealized gains
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value			100
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,632,346		1,203,685
Available-for-sale securities, Gross unrealized gains	752		551
Available-for-sale securities, Gross unrealized losses	15,563		15,318
Available-for-sale securities, Fair value	1,617,535		1,188,918
Held-to-maturity securities, Amortized cost	885,965		962,492
Held-to-maturity securities, Gross unrealized gains	1,660		4,009
Held-to-maturity securities, Gross unrealized losses	14,726	[1]	11,196	[2]
Held-to-maturity securities, Fair value	872,899		955,305
Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated OCI	3,457		4,662
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	95,383		80,564
Available-for-sale securities, Gross unrealized gains	473		454
Available-for-sale securities, Gross unrealized losses	620		750
Available-for-sale securities, Fair value	95,236		80,268
Held-to-maturity securities, Amortized cost	171,647		184,336
Held-to-maturity securities, Gross unrealized gains	4,107		5,065
Held-to-maturity securities, Gross unrealized losses	1,018	[1]	768	[2]
Held-to-maturity securities, Fair value	174,736		188,633
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated OCI	5,932		7,295
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,546,989		1,374,754
Available-for-sale securities, Gross unrealized gains	12,775		5,416
Available-for-sale securities, Gross unrealized losses	1,415		1,898
Available-for-sale securities, Fair value	1,558,349		1,378,272
Held-to-maturity securities, Amortized cost	1,365,192		1,278,303
Held-to-maturity securities, Gross unrealized gains	8,438		9,277
Held-to-maturity securities, Gross unrealized losses	1,222		185
Held-to-maturity securities, Fair value	1,372,408		1,287,395
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	165,002	[3]	169,185	[4]
Available-for-sale securities, Gross unrealized gains	3,635	[3]	4,899	[4]
Available-for-sale securities, Gross unrealized losses	3,030	[3]	3,295	[4]
Available-for-sale securities, Fair value	165,607	[3]	170,789	[4]
Debt Securities [Member] | Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value	152,374		160,479
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,789,392		2,736,976
Available-for-sale securities, Gross unrealized gains	3,925,680		3,407,915
Available-for-sale securities, Gross unrealized losses	43,488		6,477
Available-for-sale securities, Fair value	¥ 6,671,584		¥ 6,138,414

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.
[2]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.
[3]	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.